UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 9/30/14

Item 1.  Schedule of Investments.

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	INVESTMENTS- 119.7%
	COMMON STOCK - 109.4%
	AGRICULTURE - 5.5%
324,873	Cadiz, Inc. * +	$ 3,375,431

	BUILDING MATERIALS - 1.3%
1,630,000	Louis XIII Holdings LTD. *	820,741

	DIVERSIFIED FINANCIAL SERVICES - 7.8%
135,690	Hannon Armstrong Sustainable Infrastructure Capital Inc+	1,875,236
155,800	NorthStar Asset Management Group, Inc. *+	2,869,836
		4,745,072
	ENGINEERING & CONSTRUCTION - 4.8%
26,418	SBA Communications Corp. *+	2,929,756

	ENTERTAINMENT - 3.2%
22,741	Vail Resorts, Inc. +	1,973,009

	LODGING - 9.0%
28,550	Las Vegas Sands Corp. +	1,776,096
78,800	MGM Resorts International * +	1,795,064
21,000	Galaxy Entertainment Group Ltd.	121,966
9,715	Wynn Resorts Ltd. +	1,817,482
		5,510,608
	REITS-APARTMENTS - 4.6%
272,948	Education Realty Trust, Inc.	2,805,905

	REITS-DIVERSIFIED - 9.2%
28,200	American Tower Corp. +	2,640,366
517,900	New Residential Investment Corp. +	3,019,357
		5,659,723
	REITS-HEALTH CARE - 3.8%
202,928	Healthcare Trust of America, Inc. +	2,353,965

	REITS-HOTELS - 8.9%
51,500	LaSalle Hotel Properties	1,763,360
30,412	Pebblebrook Hotel Trust	1,135,584
221,416	Strategic Hotels & Resorts, Inc. * +	2,579,496
		5,478,440
	REITS-MANUFACTURED HOMES - 7.7%
42,100	Equity Lifestyle Properties, Inc.	1,783,356
58,500	Sun Communities, Inc.	2,954,250
		4,737,606
	REITS-MORTGAGE - 1.8%
60,800	NorthStar Realty Finance Corp. +	1,074,336

	REITS-OFFICE PROPERTY - 9.1%
32,027	Alexandria Real Estate Equities, Inc. +	2,361,991
28,662	BioMed Realty Trust, Inc.	578,972
5,900	Boston Properties, Inc.	682,984
78,100	Hudson Pacific Properties, Inc.	1,925,946
		5,549,893
	REITS-REGIONAL MALLS - 9.7%
9,740	Simon Property Group, Inc. +	1,601,451
72,975	Tanger Factory Outlet Centers, Inc. +	2,387,742
27,120	Taubman Centers, Inc. +	1,979,760
		5,968,953

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares				Value
	REITS-SHOPPING CENTERS - 2.2%
11,325	Federal Realty Investment Trust			$ 1,341,560

	REITS-STORAGE - 10.4%
175,800	CubeSmart			3,160,884
61,700	Extra Space Storage, Inc.			3,181,869
				6,342,753
	REITS-WAREHOUSE - 10.4%
136,001	CyrusOne, Inc.			3,269,464
103,076	QTS Realty Trust, Inc. +			3,128,357
				6,397,821

	TOTAL COMMON STOCK (Cost - $64,003,542)			67,065,572
		Dividend
		Rate (%)	Maturity
	PREFERRED STOCK - 10.3%
	REITS-APARTMENTS - 0.6%
14,583	Campus Crest Communities, Inc. *	8.000	Perpetual	365,304

	REITS-DIVERSIFIED - 4.0%
33,697	CoreSite Realty Corp. *	7.250	Perpetual	880,503
20,000	DuPont Fabros Technology, Inc. *	7.625	Perpetual	514,000
35,100	EPR Properties *	9.000	Perpetual	1,070,550
				2,465,053
	REITS-MANUFACTURED HOMES - 0.2%
3,816	Sun Communities Inc *+	7.125	Perpetual	98,186

	REITS-MORTGAGE - 4.2%
1,673	Newcastle Investment Corp *	8.050	Perpetual	42,628
40,000	NorthStar Realty Finance Corp * +	8.750	Perpetual	1,009,200
33,523	RAIT Financial Trust * +	7.750	Perpetual	811,927
30,000	RAIT Financial Trust * +	8.375	Perpetual	745,500
				2,609,255
	REITS-REGIONAL MALLS - 1.3%
10,580	CBL & Associates Properties, Inc. *	7.375	Perpetual	269,790
20,100	Glimcher Realty Trust *	7.500	Perpetual	521,394
				791,184

	TOTAL PREFERRED STOCK (Cost - $6,171,370)			6,328,982

	TOTAL INVESTMENTS - 119.7% (Cost - $70,174,912) (a)			$ 73,394,554
	LIABILITIES LESS OTHER ASSETS - (19.7) %			(12,067,846)
	NET ASSETS - 100.0%			$ 61,326,708

	SECURITIES SOLD SHORT - (21.0) %
	COMMON STOCK - (9.5) %
	LODGING - (0.1) %
(7,158)	Intrawest Resorts Holdings, Inc.			$ (69,218)

	REAL ESTATE - (4.3) %
(70,500)	Realogy Holdings Corp.			(2,622,600)

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares			Value
	REITS-DIVERSIFIED - (5.1) %
(85,828)	Associated Estates Realty Corp.		$ (1,502,848)
(32,083)	Post Properties, Inc.		(1,647,141)
			(3,149,989)

	TOTAL COMMON STOCK (Proceeds - $5,908,348)		(5,841,807)

	EXCHANGE TRADED FUNDS - (11.5) %
	DEBT FUNDS - (11.5) %
(9,600)	iShares iBoxx $ Investment Grade Corporate Bond ETF		(1,134,912)
(50,900)	iShares 20+ Year Treasury Bond ETF		(5,918,143)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $6,650,593)		(7,053,055)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $12,558,941) (a)		$ (12,894,862)

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
	Perpetual - Securities that do not have a predetermined maturity date.
*	Non-income producing security.
+	All or part of the security was held as collateral as of September 30, 2014.
(a)

Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short) is $57,615,971 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 4,657,680
		Unrealized Depreciation:	(1,773,959)
		Net Unrealized Appreciation:	$ 2,883,721

Altegris /AACA Real Estate Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
September 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris /AACA Real Estate Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
September 30, 2014

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$ 67,065,572	$ -	$ -	$ 67,065,572
Preferred Stock	6,328,982			6,328,982
Total Assets	$ 73,394,554	$ -	$ -	$ 73,394,554
Liabilities
Securities Sold Short*
Common Stock	$ (5,841,807)	$ -	$ -	$ (5,841,807)
Exchange Traded Funds	(7,053,055)	-	-	(7,053,055)
Total Liabilities	$ (12,894,862)	$ -	$ -	$ (12,894,862)
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Altegris /AACA Real Estate Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
September 30, 2014

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period, January 8, 2014 (commencement of operations) to September 30, 2014, were as follows:

	Written Call Options		Written Put Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period, 1/8/2014	-	$ -	-	$ -
Option written	970	31,890	498	26,892
Options expired	(453)	(14,200)	(370)	(10,853)
Options exercised	(97)	(3,749)	(100)	(2,896)
Options closed	(420)	(13,941)	(28)	(13,143)
Options outstanding, end of period 9/30/2014	-	-	-	-

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/28/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/28/14